DLA Piper LLP (US)
1251 Avenue of the Americas, 27th Floor
New York, New York 10020-1104
www.dlapiper.com
William N. Haddad
william.haddad@dlapiper.com
T 212.335.4998
F 212.884.8498

May 22, 2009
VIA EDGAR
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:   Inter-Atlantic Financial, Inc./Patriot Risk Management Inc.
Ladies and Gentlemen:
Inter-Atlantic Financial, Inc. is filing herewith a Proxy Statement related to its acquisition of Patriot Risk Management Inc. We are writing to advise you that Patriot Risk Management initially filed a Form S-1 (File No. 333-150864) on May 13, 2008 and thereafter complied with all of the SEC staff’s comments with respect to such Form S-1. We respectfully request that the SEC staff take this into consideration in determining what level of review, if any, which will be assigned to this Proxy Statement filed on behalf of Inter-Atlantic Financial, Inc. If you have any questions with respect to this filing please feel free to contact the undersigned at (212)335-4998. Thank you very much in advance for your consideration.
Very truly yours,
/s/ William N. Haddad
William N. Haddad